Basis of Presentation and Significant Accounting Policies (Schedule of Accumulated Other Comprehensive Income (Loss)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Beginning Balance	$ (145,310)	$ (184,479)
Activity, net of tax	77,805	39,169	46,448
Accumulated Other Comprehensive Income (Loss), Ending Balance	(67,505)	(145,310)	(184,479)
Change in Fair Value of Interest Rate Swaps [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Beginning Balance	(116,382)	(162,791)
Activity, net of tax	60,304	46,409
Accumulated Other Comprehensive Income (Loss), Ending Balance	(56,078)	(116,382)
Change in Fair Value of Available for Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Beginning Balance	4,588	1,576
Activity, net of tax	2,181	3,012
Accumulated Other Comprehensive Income (Loss), Ending Balance	6,769	4,588
Change in Unrecognized Pension Cost Components [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Beginning Balance	(33,516)	(23,264)
Activity, net of tax	15,320	(10,252)
Accumulated Other Comprehensive Income (Loss), Ending Balance	$ (18,196)	$ (33,516)